JPMorgan International Value Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Australia — 6.3%
BHP Group Ltd.	310	9,659
BlueScope Steel Ltd.	126	1,866
Coronado Global Resources, Inc., CHDI (a)	989	1,112
Glencore plc	695	4,227
JB Hi-Fi Ltd.	11	348
Metcash Ltd.	136	328
New Hope Corp. Ltd.	355	1,272
Qantas Airways Ltd. *	305	1,342
QBE Insurance Group Ltd.	125	1,326
Rio Tinto Ltd.	29	2,263
Rio Tinto plc	54	3,552
South32 Ltd.	598	1,574
Whitehaven Coal Ltd.	262	1,223
		30,092
Austria — 0.9%
Erste Group Bank AG	41	1,565
OMV AG	29	1,307
Telekom Austria AG	173	1,313
		4,185
Belgium — 0.2%
Ageas SA	26	1,084
China — 0.6%
BOC Hong Kong Holdings Ltd.	412	1,257
Yangzijiang Shipbuilding Holdings Ltd.	1,453	1,684
		2,941
Denmark — 1.3%
D/S Norden A/S	22	1,110
Danske Bank A/S	75	1,783
ISS A/S	47	945
Jyske Bank A/S (Registered) *	10	773
Spar Nord Bank A/S	46	735
Sydbank A/S	17	814
		6,160
Egypt — 0.2%
Energean plc	67	990
Finland — 1.1%
Fortum OYJ	92	1,249
Nordea Bank Abp	257	2,907
Outokumpu OYJ	236	1,221
		5,377
France — 10.5%
Air France-KLM *	593	1,023
AXA SA	145	4,463
BNP Paribas SA	77	5,047

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Carrefour SA	81	1,625
Cie de Saint-Gobain	48	3,261
Cie Generale des Etablissements Michelin SCA	72	2,345
Coface SA	85	1,247
Credit Agricole SA	171	2,125
Derichebourg SA	208	1,281
Eiffage SA	11	1,192
Engie SA	154	2,533
IPSOS	18	903
Orange SA	177	1,996
Publicis Groupe SA	30	2,393
Renault SA	46	2,028
Rexel SA	44	1,067
Sopra Steria Group SACA	5	977
SPIE SA	25	760
Technip Energies NV	64	1,456
TotalEnergies SE	161	9,768
Vallourec SA *	100	1,309
Verallia SA (a)	33	1,459
		50,258
Germany — 9.0%
Allianz SE (Registered)	27	6,513
Bayerische Motoren Werke AG	23	2,814
Bilfinger SE	24	879
Commerzbank AG	126	1,502
Continental AG	18	1,447
Daimler Truck Holding AG	63	2,379
Deutsche Bank AG (Registered)	121	1,340
Deutsche Lufthansa AG (Registered) *	152	1,529
Deutsche Telekom AG (Registered)	252	5,488
E.ON SE	199	2,513
Freenet AG	21	519
Heidelberg Materials AG	24	1,922
HOCHTIEF AG	17	1,711
Mercedes-Benz Group AG	65	5,183
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3	1,151
RWE AG	44	1,886
Schaeffler AG (Preference)	90	575
Talanx AG	16	998
Volkswagen AG (Preference)	21	2,754
		43,103
Hong Kong — 1.2%
Kerry Properties Ltd.	613	1,325
Pacific Basin Shipping Ltd.	3,041	990

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Prudential plc	89	1,234
Sun Hung Kai Properties Ltd.	173	2,179
		5,728
Ireland — 0.3%
Bank of Ireland Group plc	140	1,473
Italy — 4.8%
Assicurazioni Generali SpA	84	1,793
Azimut Holding SpA	22	512
Eni SpA	209	3,193
Intesa Sanpaolo SpA	1,410	4,077
Iveco Group NV *	135	1,278
Maire Tecnimont SpA	252	1,033
Mediobanca Banca di Credito Finanziario SpA	93	1,234
OVS SpA (a)	493	1,355
Pirelli & C SpA (a)	196	1,045
Poste Italiane SpA (a)	126	1,443
Saras SpA	278	398
UniCredit SpA	173	4,390
Unipol Gruppo SpA	214	1,194
		22,945
Japan — 21.7%
Chiba Bank Ltd. (The)	98	691
Concordia Financial Group Ltd.	226	1,036
Cosmo Energy Holdings Co. Ltd.	53	1,634
Credit Saison Co. Ltd.	92	1,468
Fujikura Ltd.	187	1,561
Fuyo General Lease Co. Ltd.	16	1,320
Hachijuni Bank Ltd. (The)	319	1,642
Hitachi Ltd.	57	3,718
Honda Motor Co. Ltd.	92	2,924
Isuzu Motors Ltd.	115	1,493
ITOCHU Corp.	49	1,986
Japan Airlines Co. Ltd.	66	1,431
Japan Post Insurance Co. Ltd.	69	1,117
Japan Tobacco, Inc.	124	2,756
JFE Holdings, Inc.	127	2,056
JGC Holdings Corp.	106	1,489
Kamigumi Co. Ltd.	23	531
Kandenko Co. Ltd.	85	745
KDDI Corp.	105	3,087
Marubeni Corp.	179	3,169
Mazda Motor Corp.	177	1,762
Mitsubishi Corp.	103	5,280
Mitsubishi Estate Co. Ltd.	147	1,797
Mitsubishi UFJ Financial Group, Inc.	855	6,885
Mitsui & Co. Ltd.	79	3,076

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsui Fudosan Co. Ltd.	69	1,420
Mizuho Financial Group, Inc.	178	3,017
Nippon Express Holdings, Inc.	27	1,595
Nippon Steel Corp.	104	2,375
Nippon Telegraph & Telephone Corp.	898	1,029
Nomura Real Estate Holdings, Inc.	54	1,342
ORIX Corp.	119	2,293
Sekisui House Ltd.	64	1,298
Shimamura Co. Ltd.	9	901
Shizuoka Financial Group, Inc.	91	758
SoftBank Corp.	211	2,340
Sojitz Corp.	70	1,674
Subaru Corp.	85	1,605
Sumitomo Corp.	94	2,014
Sumitomo Forestry Co. Ltd.	64	1,556
Sumitomo Mitsui Financial Group, Inc.	93	4,353
Sumitomo Mitsui Trust Holdings, Inc.	50	1,953
Sumitomo Warehouse Co. Ltd. (The) (b)	70	1,198
Suzuki Motor Corp.	57	2,281
Tokio Marine Holdings, Inc.	156	3,594
Tokyo Gas Co. Ltd.	82	1,855
Tokyo Steel Manufacturing Co. Ltd.	133	1,614
Tokyu Fudosan Holdings Corp.	271	1,609
Toyota Tsusho Corp.	43	2,492
Yamaha Motor Co. Ltd.	55	1,625
Yokohama Rubber Co. Ltd. (The)	51	1,148
		103,593
Luxembourg — 0.4%
ArcelorMittal SA	71	2,066
Netherlands — 5.2%
ABN AMRO Bank NV, CVA (a)	70	1,190
ASR Nederland NV	29	1,337
Heijmans NV, CVA	100	1,381
ING Groep NV	249	3,630
Koninklijke Ahold Delhaize NV	58	1,995
OCI NV	44	1,253
Randstad NV	12	739
Shell plc	445	13,486
		25,011
Norway — 2.3%
Aker Solutions ASA (a)	231	1,027
DNB Bank ASA	93	1,909
Equinor ASA	95	2,907
Hoegh Autoliners ASA	130	749
Norsk Hydro ASA	170	1,113
SpareBank 1 Nord Norge	74	709

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — continued
SpareBank 1 SMN	39	553
SpareBank 1 SR-Bank ASA	43	552
Telenor ASA	152	1,630
		11,149
Singapore — 1.7%
DBS Group Holdings Ltd.	104	2,675
Oversea-Chinese Banking Corp. Ltd.	287	2,875
United Overseas Bank Ltd.	113	2,570
		8,120
South Africa — 0.5%
Anglo American plc	76	2,342
Spain — 3.5%
Acerinox SA	112	1,182
Applus Services SA	123	1,315
Banco Bilbao Vizcaya Argentaria SA	436	3,459
Banco Santander SA	1,319	5,347
CaixaBank SA	414	1,675
Gestamp Automocion SA (a)	244	1,183
Repsol SA	160	2,436
		16,597
Sweden — 1.9%
Betsson AB, Class B *	84	1,012
Boliden AB	25	740
Loomis AB	31	910
NCC AB, Class B	79	854
Securitas AB, Class B	146	1,242
Skandinaviska Enskilda Banken AB, Class A	157	1,900
SSAB AB, Class B	189	1,155
Svenska Handelsbanken AB, Class A	160	1,404
		9,217
Switzerland — 6.0%
Julius Baer Group Ltd.	28	2,015
Novartis AG (Registered)	134	13,978
Swisscom AG (Registered)	3	1,858
UBS Group AG (Registered)	255	5,646
Zurich Insurance Group AG	10	5,014
		28,511
United Kingdom — 14.0%
3i Group plc	114	2,890
Aviva plc	292	1,453
Balfour Beatty plc	249	1,115
Barclays plc	1,520	3,016
Barratt Developments plc	255	1,494
Beazley plc	110	775

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Bellway plc	41	1,175
Berkeley Group Holdings plc	28	1,568
BP plc	1,253	7,774
BT Group plc	575	902
Centrica plc	1,305	2,313
CK Hutchison Holdings Ltd.	276	1,702
Drax Group plc	122	950
HSBC Holdings plc	1,329	11,040
IG Group Holdings plc	56	506
Inchcape plc	138	1,447
Investec plc	232	1,459
J Sainsbury plc	450	1,600
JD Sports Fashion plc	472	956
JET2 plc	54	784
Legal & General Group plc	752	2,253
Lloyds Banking Group plc	5,042	2,913
Man Group plc	271	829
Marks & Spencer Group plc *	560	1,484
Mitie Group plc	948	1,237
NatWest Group plc	625	1,962
OSB Group plc	132	626
Paragon Banking Group plc	180	1,220
Premier Foods plc	451	734
Standard Chartered plc	246	2,367
Taylor Wimpey plc	941	1,381
Tesco plc	599	1,983
Vodafone Group plc	2,266	2,155
WPP plc	106	1,158
		67,221
United States — 5.1%
GSK plc	273	4,866
Holcim Ltd.	51	3,569
Roche Holding AG	3	957
Sanofi	72	7,627
Stellantis NV	136	2,782
Stellantis NV	62	1,276
Swiss Re AG	18	1,902
Tenaris SA	74	1,222
		24,201
Total Common Stocks (Cost $401,950)		472,364
Short-Term Investments — 2.4%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (c) (d)(Cost $10,130)	10,128	10,130
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	1,000	1,000

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	146	146
Total Investment of Cash Collateral from Securities Loaned (Cost $1,146)		1,146
Total Short-Term Investments (Cost $11,276)		11,276
Total Investments — 101.1% (Cost $413,226)		483,640
Liabilities in Excess of Other Assets — (1.1)%		(5,105)
NET ASSETS — 100.0%		478,535

Percentages indicated are based on net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $1,078.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.0%
Oil, Gas & Consumable Fuels	9.6
Metals & Mining	8.3
Insurance	8.2
Automobiles	5.9
Pharmaceuticals	5.7
Trading Companies & Distributors	4.3
Capital Markets	3.1
Diversified Telecommunication Services	2.9
Real Estate Management & Development	2.0
Construction & Engineering	2.0
Consumer Staples Distribution & Retail	1.9
Household Durables	1.7
Wireless Telecommunication Services	1.7
Automobile Components	1.6
Multi-Utilities	1.5
Commercial Services & Supplies	1.5
Passenger Airlines	1.3
Construction Materials	1.1
Financial Services	1.1
Industrial Conglomerates	1.1
Machinery	1.1
Energy Equipment & Services	1.0
Others (each less than 1.0%)	8.1
Short-Term Investments	2.3

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$30,092	$—	$30,092
Austria	1,313	2,872	—	4,185
Belgium	—	1,084	—	1,084
China	—	2,941	—	2,941
Denmark	—	6,160	—	6,160
Egypt	990	—	—	990
Finland	—	5,377	—	5,377
France	—	50,258	—	50,258

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$43,103	$—	$43,103
Hong Kong	—	5,728	—	5,728
Ireland	1,473	—	—	1,473
Italy	—	22,945	—	22,945
Japan	—	103,593	—	103,593
Luxembourg	—	2,066	—	2,066
Netherlands	—	25,011	—	25,011
Norway	749	10,400	—	11,149
Singapore	—	8,120	—	8,120
South Africa	—	2,342	—	2,342
Spain	—	16,597	—	16,597
Sweden	—	9,217	—	9,217
Switzerland	—	28,511	—	28,511
United Kingdom	5,478	61,743	—	67,221
United States	—	24,201	—	24,201
Total Common Stocks	10,003	462,361	—	472,364
Short-Term Investments
Investment Companies	10,130	—	—	10,130
Investment of Cash Collateral from Securities Loaned	1,146	—	—	1,146
Total Short-Term Investments	11,276	—	—	11,276
Total Investments in Securities	$21,279	$462,361	$—	$483,640
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$15,394	$73,638	$78,898	$(4)	$— (c)	$10,130	10,128	$357	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	705	10,100	9,806	1	— (c)	1,000	1,000	24	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	3,290	26,803	29,947	—	—	146	146	38	—
Total	$19,389	$110,541	$118,651	$(3)	$— (c)	$11,276		$419	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
(c)	Amount rounds to less than one thousand.